Document and Entity Information	Aug. 28, 2025
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	true
Entity Central Index Key	0001341766
Document Type	8-K/A
Document Period End Date	Aug. 28, 2025
Entity Registrant Name	CELSIUS HOLDINGS, INC.
Entity Incorporation State Country Code	NV
Entity File Number	001-34611
Entity Tax Identification Number	20-2745790
Entity Address, Address Line One	2381 NW Executive Center Drive
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	(561)
Local Phone Number	276-2239
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	CELH
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed as an amendment to the Current Report on Form 8-K filed by Celsius Holdings, Inc., a Nevada corporation (“Celsius”), with the Securities and Exchange Commission on August 29, 2025 (the “Original Form 8-K”). The Original Form 8-K reported, among other matters, the completion of Celsius’ acquisition of certain assets, and assumption of certain liabilities, comprising the Rockstar Energy brand in the U.S. and Canada (“Rockstar” and the acquisition thereof, the “Rockstar Acquisition”). This Amendment amends the Original Form 8-K solely to include the consolidated financial statements of Rockstar and the pro forma financial information required by Items 9.01(a) and 9.01(b) of Form 8-K, respectively. No other amendments are being made to the Original Form 8-K. Except as set forth in this Amendment, the disclosure contained in the Original Form 8-K remains unchanged, and this Amendment should be read together with the Original Form 8-K, which provides a more complete description of the Rockstar Acquisition. The pro forma financial information included in this Amendment has been presented for informational purposes only, is based on various adjustments and assumptions and is not necessarily indicative of what Celsius’ consolidated statement of operations or consolidated balance sheet would have been had the Rockstar Acquisition been completed as of the dates indicated, nor is such information necessarily indicative of what Celsius’ consolidated statement of operations or balance sheet will be for any future periods.